Post-employment benefits - Defined-benefit obligations (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Post-employment benefits - Text Details (Detail) [Line Items]
Interest expense (income), net defined benefit liability (asset)	€ 22	€ 23	€ 37
Present value of defined benefit obligation [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Net defined benefit liability (asset) at beginning of period	2,998	3,109
Current service cost, net defined benefit liability (asset)	36	27
Interest expense (income), net defined benefit liability (asset)	99	85
Contributions to plan by plan participants, net defined benefit liability (asset)	12	4
Actuarial gains (losses) arising from changes in demographic assumptions, net defined benefit liability (asset)	(52)	4
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)	304	(131)
Actuarial gains (losses) arising from experience adjustments, net defined benefit liability (asset)	29	5
Past service cost, net defined benefit liability (asset)	0	(6)
Gains (losses) arising from settlements, net defined benefit liability (asset)	(5)	0
Payments from plan, net defined benefit liability (asset)	(159)	(152)
Benefits paid directly by employer	(41)	(42)
Increase (decrease) through changes in foreign exchange rates, net defined benefit liability (asset)	130	94
Net defined benefit liability (asset) at end of period	€ 3,350	€ 2,998	€ 3,109